Submission	Feb. 18, 2025
Submission [Line Items]
Central Index Key	0001472787
Registrant Name	FIRST AMERICAN FINANCIAL CORPORATION
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES